Earnings Per Unit Schedule of Weighted Average Number of Units(Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average common units outstanding - basic	153,562	135,609	110,435
Effect of dilutive securities - Warrants	0	0	5,727
Effect of dilutive securities - restricted units	0	0	779
Weighted Average common units outstanding - diluted	153,562	135,609	116,941